Accrued Expenses	12 Months Ended
Dec. 31, 2014
Accrued Expenses [Abstract]
ACCRUED EXPENSES
NOTE 10: ACCRUED EXPENSES
Accrued expenses as of December 31, 2014 and December 31, 2013 consisted of the following:

	December 31, 2014	December 31, 2013
Accrued voyage expenses	$ 194	$186
Accrued loan interest	486	-
Accrued legal and professional fees	3,494	-
Total accrued expenses	$ 4,174	$186